Schedule of Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents (including restricted cash)	$ 28,795	$ 22,593
Short-term investment in time deposits	14,000	17,000
Trade accounts receivable	2,473	5,040
Prepayments and other current assets	393	706
Trade accounts payable	2,057	2,107
Long-term debt with variable interest rates	81,290	$ 85,183
Carrying Value [Member
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents (including restricted cash)	28,795
Short-term investment in time deposits	14,000
Trade accounts receivable	2,473
Prepayments and other current assets	393
Trade accounts payable	2,057
Long-term debt with variable interest rates	81,290
Carrying Value [Member | Related Party [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Due to related parties	3,101
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents (including restricted cash)	28,795
Short-term investment in time deposits	14,000
Trade accounts receivable	2,473
Prepayments and other current assets	393
Trade accounts payable	2,057
Long-term debt with variable interest rates	81,290
Fair Value [Member] | Related Party [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Due to related parties	$ 3,101